Allowance for Loan Losses and Recorded Investment in Loans (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Beginning Balance				$ 2,437				$ 2,400	$ 2,437	$ 2,400
Provision charged to expense	$ (6)	$ 131	$ 105	71	$ 166	$ 126	$ 145	116	301	553
Losses charged off									(670)	(711)
Recoveries									273	195
Ending Balance	2,341				2,437				2,341	2,437
Ending balance: individually evaluated for impairment	119				181				119	181
Ending balance: collectively evaluated for impairment	2,222				2,256				2,222	2,256
Loans:
Ending balance: individually evaluated for impairment	4,652				1,410				4,652	1,410
Ending balance: collectively evaluated for impairment	352,069				328,253				352,069	328,253
Commercial
Allowance for loan losses:
Beginning Balance				184				254	184	254
Provision charged to expense									235	20
Losses charged off									(2)	(117)
Recoveries									78	27
Ending Balance	495				184				495	184
Ending balance: individually evaluated for impairment	11				9				11	9
Ending balance: collectively evaluated for impairment	484				175				484	175
Loans:
Ending balance: individually evaluated for impairment	3,148				57				3,148	57
Ending balance: collectively evaluated for impairment	71,366				67,190				71,366	67,190
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				597				1,116	597	1,116
Provision charged to expense									213	(382)
Losses charged off									(108)	(152)
Recoveries									102	15
Ending Balance	804				597				804	597
Ending balance: individually evaluated for impairment	108				172				108	172
Ending balance: collectively evaluated for impairment	696				425				696	425
Loans:
Ending balance: individually evaluated for impairment	1,178				1,273				1,178	1,273
Ending balance: collectively evaluated for impairment	190,508				162,186				190,508	162,186
Residential
Allowance for loan losses:
Beginning Balance				170				92	170	92
Provision charged to expense									542	78
Losses charged off									(143)	(42)
Recoveries									22	42
Ending Balance	591				170				591	170
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	591				170				591	170
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	76,154				81,498				76,154	81,498
Installment
Allowance for loan losses:
Beginning Balance				113				147	113	147
Provision charged to expense									340	255
Losses charged off									(417)	(400)
Recoveries									71	111
Ending Balance	107				113				107	113
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	107				113				107	113
Loans:
Ending balance: individually evaluated for impairment	326				80				326	80
Ending balance: collectively evaluated for impairment	14,041				17,379				14,041	17,379
Unallocated
Allowance for loan losses:
Beginning Balance				$ 1,373				$ 791	1,373	791
Provision charged to expense									(1,029)	582
Losses charged off									0	0
Recoveries									0	0
Ending Balance	344				1,373				344	1,373
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	344				1,373				344	1,373
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0